Inventories	12 Months Ended
Dec. 31, 2018
Inventory, Net [Abstract]
Inventory Disclosure [Text Block]
7.	Inventories:

	December 31,	December 31,
	2018	2017

Finished goods	$3,288	$3,326
Work in process	586	891
Raw materials	1,947	2,210
Inventories	$5,821	$6,427
Less: current	(4,158)	(4,611)

Long-term inventories	$1,663	$1,816

During the year ended December 31, 2018, the Company had a write-down of inventory of $340 (2017 – $295).